Note 14 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares Relating to the 2015 Stock Incentive Plan - Restricted Stock [Member] - Stock Incentive Plan 2015 [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Note 14 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares Relating to the 2015 Stock Incentive Plan [Line Items]
Granted shares on April 15, 2015 | shares	183,000
Granted shares on April 15, 2015 | $ / shares	$ 10.90
Vested shares on June 30, 2015 | shares	(22,875)
Vested shares on June 30, 2015 | $ / shares	$ 10.30
As of December 31, 2015 | shares	160,125
As of December 31, 2015 | $ / shares	$ 3.20 [1]

[1]	As of December 31, 2015, the total unrecognized compensation cost related to non-vested share awards would be $454, over a period of 6.5years, assuming that all future share vestings under the 2015 plan would be effected at the Company's closing stock price on December 31, 2015,i.e. at $3.20 per share, here used as an estimate of the Company's future stock price on the respective future vesting dates.